Property and equipment, net (Details Narrative)	6 Months Ended				12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 68,417	$ 89,026	$ 95,602	[1]	$ 143,214	$ 186,963	$ 176,713

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.